Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 DKK	Dec. 31, 2013 USD ($)	Dec. 31, 2013 DKK	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Balance Sheet [Abstract]
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	0.0001	$ 1.0	1.0	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	200,000,000	200,000,000	100,000,000	100,000,000
Common stock, shares issued	7,854,947	7,854,947	5,814,945	5,814,945	5,000,000	5,000,000
Common stock, shares outstanding	7,854,947	7,854,947	5,814,945	5,814,945	5,000,000	5,000,000